BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash	$ 148,698	$ 228,439
Prepaid expenses	875	16,156
Total current assets	149,573	244,595
Current liabilities
Accounts payable and accrued expenses	3,300	4,411
Accounts payable and accrued expenses - related party	3,846	435,776
Total current liabilities	7,146	440,187
Stockholders' equity (deficit) (Note 6)
Common stock, par value $0.001, authorized 100,000,000 shares; issued and outstanding shares (2012: 34,548,368; 2011: 25,948,368)	34,548	25,948
Additional paid-in capital	7,104,130	6,675,080
Accumulated deficit	(9,066)	(9,066)
Deficit accumulated during the exploration stage	(6,987,185)	(6,887,554)
Total stockholders' equity (deficit)	142,427	(195,592)
Total liabilities and stockholders' equity (deficit)	$ 149,573	$ 244,595